Commitments and Contingencies Liabilities (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 28, 2019 USD ($)	Jan. 28, 2019 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Liabilities (Details) [Line Items]
Research and development expenses, net			$ 10,170	$ 8,563	$ 10,210
Royalty, description			Magna obtained grants from the Israeli Innovation Authority (the “IIA”) for participation in research and development programs for the years 2011 through 2013, and, in return, further to the acquisition transaction, the Company is obligated to pay royalties amounting to 3% to 5% of its future sales up to the amount of the grant.
Grants receivable			$ 683	$ 661	$ 615
Magna [Member]
Commitments and Contingencies Liabilities (Details) [Line Items]
Research and development expenses, net	$ 73	₪ 235,000